FAIR VALUE MEASUREMENTS - Assets and liabilities measured and recorded at fair value on a recurring basis (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Asset transfers into level 3	$ 0	$ 0	$ 0
Asset transfers out of level 3	0	0	0
Liability transfers into level 3		0	0
Liability transfers out of level 3		0	0
Recurring
Assets
Forward purchase agreement		1,471,000
Total assets		1,471,000	0
Liabilities
Derivative liabilities	395,619	4,229,478
3(a)(10) Settlement Agreement	3,311,000
Contingent consideration	434,174	434,174
Convertible debt, at fair value	7,006,545	8,542,323	2,178,685
Total liabilities	11,147,338	13,205,975	2,178,685
Recurring | Level 3
Assets
Forward purchase agreement		1,471,000
Total assets		1,471,000
Liabilities
Derivative liabilities	395,619	4,229,478
3(a)(10) Settlement Agreement	3,311,000
Contingent consideration	434,174	434,174
Convertible debt, at fair value	7,006,545	8,542,323	2,178,685
Total liabilities	$ 11,147,338	$ 13,205,975	$ 2,178,685